Smith Total | ALPS/Smith Total Return Bond Fund
SUMMARY SECTION ALPS | SMITH TOTAL RETURN BOND FUND (THE "FUND" )
INVESTMENT OBJECTIVE
The Fund seeks to obtain maximum total return, consistent with preservation of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in "BUYING, EXCHANGING AND REDEEMING SHARES" at page 111 of the Prospectus and "PURCHASE, EXCHANGE & REDEMPTION OF SHARES" at page 76 of the Fund's statement of additional information. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in "Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts" to this prospectus based on information provided by the financial intermediary.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Smith Total - ALPS/Smith Total Return Bond Fund	Investor Shares	Class A	Class C	Class I
Maximum sales charge (load) imposed on purchases	none	5.50%	none	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	none	none	1.00%	none
Redemption Fee (as a percentage of exchange price or amount redeemed within 30, 60, or 90 days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Smith Total - ALPS/Smith Total Return Bond Fund		Investor Shares	Class A	Class C	Class I
Management Fees	[1]	0.55%	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	none
Shareholder Services Fees		0.05%	0.05%	none	none
Other Fund Expenses		2.02%	3.01%	3.14%	1.63%
Other Expenses		2.07%	3.06%	3.14%	1.63%
Acquired Fund Fees and Expenses		0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.88%	3.87%	4.70%	2.19%
Fee Waiver and Expense Reimbursement	[2]	(1.90%)	(2.89%)	(3.02%)	(1.51%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement		0.98%	0.98%	1.68%	0.68%
[1]	The Contractual Management Fee is 0.545%.
[2]	ALPS Advisors, Inc. (the "Adviser") and Smith Capital Investors, LLC (the "Sub-Adviser") have agreed contractually to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Service Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 0.67% of the Fund's average daily net assets. This agreement (the "Expense Agreement") is in effect through February 28, 2020. The Adviser and the Sub-Adviser will be permitted to recapture, on a class-by-class basis, expenses they have borne through the Expense Agreement to the extent that the Fund's expenses in later periods fall below the annual rates set forth in this letter agreement or in previous letter agreements; provided however, that such recapture payments do not cause the Fund's expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. Notwithstanding the foregoing, the Fund will not be obligated to pay any such deferred fees and expenses more than thirty-six months after the date on which the fees or expenses were deferred, as calculated monthly. The Adviser and the Sub-Adviser may not discontinue this waiver prior to February 28, 2020 without the approval of the Fund's Board of Trustees.

Example

This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example - Smith Total - ALPS/Smith Total Return Bond Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Investor Shares	100	712	1,349	3,063
Class A	644	1,414	2,200	4,244
Class C	271	1,145	2,124	4,598
Class I	69	539	1,035	2,402

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption	One Year	Three Years	Five Years	Ten Years
Smith Total | ALPS/Smith Total Return Bond Fund | Class C | USD ($)	171	1,145	2,124	4,598

The expenses that would be paid for Investor Class, Class A, and Class I shares, if a shareholder did not redeem shares, would be the same. Descriptions of sales charge waivers and/or discounts for Class A Shares with respect to certain financial intermediaries are reproduced in "Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts" to this prospectus based on information provided by the financial intermediary.

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. A higher portfolio turnover rate may also result in higher taxes when Fund shares are held in a taxable account. During the period July 2, 2018 (commencement of operations) through October 31, 2018, the Fund's portfolio turnover rate was 345% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund pursues its investment objective by primarily investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in bonds. Bonds include, but are not limited to, government notes and bonds, corporate bonds, convertible bonds, commercial and residential mortgage-backed securities, and zero-coupon bonds. The Fund will target a weighted average effective maturity of approximately five years. The Fund does not intend to invest in contingent convertible bonds.

The Fund may also invest in asset-backed securities, money market instruments, commercial loans, and foreign debt securities (including investments in emerging markets). Investments in high yield/high risk bonds (also known as "junk" bonds) are expected to represent, under normal market conditions, less than 20% of the Fund's net assets. The Fund has the flexibility to invest up to 35% of its net assets in such instruments to allow the Fund to take advantage of opportunities in the market that meet the overall investment criteria, but that may temporarily increase the proportion of high yield investments in the Fund. Under normal market conditions, investments in mortgaged-backed securities are expected to comprise not more than 20% of the Fund's net assets and investments in commercial mortgaged-back securities are expected to be less than 5% of the Fund's net assets, with securitized investments generally not expected to exceed 40% of the Fund's net assets.

The Fund seeks to generate total return from a combination of current income and capital appreciation, but income is usually the dominant portion. In selecting securities, Smith Capital Investors considers many factors, including yield, credit ratings, liquidity, call risk, duration, structure, and capital appreciation potential. Due to the nature of the process and the securities in which the Fund invests, it may have relatively high portfolio turnover compared to other funds.

"Effective" maturity differs from actual maturity, which may be longer. In calculating the "effective" maturity the portfolio manager will estimate the effect of expected principal payments and call provisions on securities held in the portfolio. This gives the portfolio manager some additional flexibility in the securities they purchase, but all else being equal, could result in more volatility than if the Fund calculated an actual maturity target.

Though the Fund does not typically expect to use derivatives, for purposes of meeting its policy to invest at least 80% of net assets in bonds, the Fund may include derivatives that have characteristics similar to the securities in which the Fund may directly invest. In addition to considering economic factors such as the effect of interest rates on the Fund's investments, the portfolio manager typically applies a "bottom up" approach in choosing investments. This means that the portfolio manager looks at income producing securities one at a time to determine if a security is an attractive investment opportunity and if it is consistent with the Fund's investment policies. The portfolio manager additionally considers the expected risk-adjusted return on a particular investment and the Fund's overall risk allocations and volatility.

PRINCIPAL RISKS OF THE FUND

The following is a description of the principal risks of the Fund's portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.

● Fixed Income Securities Risk. A rise in interest rates typically causes bond prices to fall. The longer the duration of the bonds held by a fund, the more sensitive it will likely be to interest rate fluctuations. Duration measures the weighted average term to maturity of a bond's expected cash flows. Duration also represents the approximate percentage change that the price of a bond would experience for a 1% change in yield. For example: the price of a bond with a duration of 5 years would change approximately 5% for a 1% change in yield. The price of a bond with a duration of 10 years would be expected to decline by approximately 10% if its yield was to rise by +1%. Bond yields tend to fluctuate in response to changes in market levels of interest rates. Generally, if interest rates rise, a bond's yield will also rise in response; the duration of the bond will determine how much the price of the bond will change in response to the change in yield. The Fund's investments in fixed-income securities and positions in fixed-income derivatives may decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed-income securities and any long positions in fixed-income derivatives held by the Fund are likely to decrease, whereas the value of its short positions in fixed-income derivatives is likely to increase.

● Credit Risk. Credit risk is the risk that the credit strength of an issuer of a fixed-income security will weaken and/or that the issuer will be unable to make timely principal and interest payments and that the security may go into default. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

● Liquidity and Valuation Risk. Liquidity risk is the risk that fixed-income securities may be difficult or impossible to sell at the time that the portfolio manager would like or at the price the portfolio manager believes the security is currently worth. Liquidity risk may be increased to the extent that the Fund invests in Rule 144A and restricted securities. Valuation risk is the risk that one or more of the fixed-income securities in which the Fund invests are priced differently than the value realized upon such security's sale. In times of market instability, valuation may be more difficult.

● Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed securities (MBS) and asset-backed securities (ABS) are subject to certain risks. The default rate on underlying mortgage loans or asset loans may be higher than anticipated, potentially reducing payments to the Fund. Default rates are sensitive to overall economic conditions such as unemployment, wage levels and economic growth rates. MBS are susceptible maturity risk because issuers of securities held by the Fund are able to prepay principal due on these securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns to the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. Prepayment risk as well as the risk that the structure of certain MBS may make their reaction to interest rates and other factors difficult to predict, making their prices volatile. Generally, rising interest rates tend to be associated with longer MBS maturities because borrower prepayment rates tend to decline when rates rise.

● High-Yield/High-Risk Bond Risk. High-yield/high-risk bonds, or "junk" bonds, are bonds rated below investment-grade by the primary rating agencies, such as Standard & Poors, Fitch and Moody's, or are unrated bonds of similar quality. The value of lower quality bonds generally is more dependent on credit risk than investment-grade bonds. Issuers of high-yield/high-risk bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings. Further, secondary markets for high-yield securities are less liquid than the market for investment-grade securities. Therefore, it may be more difficult to value the securities because valuation may require more research, and elements of judgment may play a larger role in the valuation because there is less reliable, objective data available.

● Non-U.S. Securities Risk. Investments in non-U.S. securities may experience additional risks compared to investments in securities of U.S. companies. Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability. Furthermore, non-U.S. taxes also could detract from performance. Companies based in non-U.S. countries may not be subject to accounting, auditing and financial reporting standards and practices as stringent as those in the United States. Therefore, their financial reports may present an incomplete, untimely or misleading picture of a non-U.S. company, as compared to the financial reports of U.S. companies. To the extent the Fund invests in foreign debt securities, such investments are sensitive to changes in interest rates. Additionally, investments in securities of foreign governments involve the risk that a foreign government may not be willing or able to pay interest or repay principal when due.

● Emerging Markets Risk. Emerging markets investments are subject to the same risks as foreign investments and to additional risks due to greater political and economic uncertainties as well as a relative lack of information about companies in such markets. To the extent that the Fund invests in issuers located in emerging markets, risks may be heightened by political changes and changes in taxation or currency controls that could adversely affect the values of these investments. Emerging markets have generally been more volatile than the markets of developed countries with more mature economies. Securities traded on emerging markets are potentially illiquid and may be subject to high transaction costs.

● Loan Risk. The Fund may invest in a variety of loans. Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. The Fund's investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities. The bank loans underlying these securities often involve borrowers with low credit ratings whose financial conditions are troubled or uncertain, including companies that are highly leveraged or in bankruptcy proceedings. Participation interests and assignments involve credit, interest rate, and liquidity risk. Loans may have settlement times longer than seven days, which can affect the overall liquidity of the Fund's portfolio. In addition, certain loans may not be "securities" under the federal securities laws and the holders of such loans may not have the protections of the federal securities laws.

● Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying referenced securities. Gains or losses from a derivative investment can be substantially greater than the derivative's original cost, and can therefore involve leverage. Leverage may cause the Fund to be more volatile than if it had not used leverage. Derivatives can be less liquid than other types of investments and entail the risk that the counterparty will default on its payment obligations. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the Sub-Adviser's ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions.

● Interest Rate Futures Risk. The Fund may use interest rate futures. The use of interest rate futures entails the risk that the Fund's prediction of the direction of interest rates is wrong, and that the Fund could consequently bear a loss. In addition, due to the possibility of price distortions in the interest rate futures markets, or an imperfect correlation between the underlying instrument and the interest rate the portfolio management is seeking to hedge, a correct forecast of general interest rate trends by the Fund may not result in the successful use of futures.

● Currency Risk. The value of the Fund's investments may fall as a result of changes in exchange rates. As long as the Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Fund sells a foreign currency denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the value of these securities may also be affected by changes in the issuer's local currency.

● Market Risk. Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

● Managed Portfolio Risk. The Sub-Adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes, securities or sectors may prove to be incorrect. Such errors could result in a negative return and a loss to you.

● New Fund Risk. The Fund was recently formed and therefore has limited performance history for investors to evaluate.

● Portfolio Size Effect. During periods in which the relative size of the Fund's portfolio is smaller, certain positions are likely to be more susceptible to market fluctuations and have a greater overall impact on the Fund's performance.

● Odd Lot Pricing Considerations. Bonds are typically purchased and held as odd lots. Pricing services value such securities based on bid prices for round lots; round lot prices may reflect more favorable pricing than odd lot holdings. A Fund may, in consideration of the foregoing, purchase securities suitable for its investment strategies in odd lots. Special valuation considerations may apply with respect to a Fund's odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. There can be no assurance that the Fund's special valuation procedures will result in pricing data that is completely congruent with prices that the Fund might obtain on the open market. The Fund has odd lot pricing policies it employs to value odd lot securities.

PERFORMANCE INFORMATION

As the Fund was launched in June of 2018, the Fund does not yet have annual total returns for a full calendar year, therefore no performance information for the Fund is provided in this Prospectus. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to the Bloomberg Barclays US Aggregate Bond Index, a broad-based securities market index. Updated performance information will be available on the Fund's website at www.alpsfunds.com or by calling 866.759.5679.